Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 92.26%
Communication services: 3.69%
Interactive media & services: 2.92%
Alphabet, Inc. Class C†	51,700	$7,226,626
Media: 0.77%
Comcast Corp. Class A	44,500	1,906,825
Consumer discretionary: 3.71%
Automobiles: 2.73%
General Motors Co.	165,000	6,761,700
Household durables: 0.98%
D.R. Horton, Inc.	16,200	2,420,928
Consumer staples: 7.13%
Beverages: 1.95%
Keurig Dr Pepper, Inc.	161,000	4,815,510
Consumer staples distribution & retail : 2.84%
Walmart, Inc.	120,000	7,033,200
Personal care products: 2.34%
Unilever PLC ADR	118,200	5,788,254
Energy: 6.64%
Oil, gas & consumable fuels: 6.64%
ConocoPhillips	54,400	6,122,176
EOG Resources, Inc.	42,800	4,898,888
Exxon Mobil Corp.	51,800	5,414,136
		16,435,200
Financials: 22.43%
Banks: 8.54%
Bank of America Corp.	200,100	6,907,452
Citigroup, Inc.	124,800	6,925,152
JPMorgan Chase & Co.	39,200	7,293,552
		21,126,156
Capital markets: 3.12%
Intercontinental Exchange, Inc.	55,700	7,709,994
Financial services: 7.54%
Berkshire Hathaway, Inc. Class B†	21,100	8,638,340
Fiserv, Inc.†	38,200	5,702,114
Visa, Inc. Class A	15,200	4,296,128
		18,636,582
See accompanying notes to portfolio of investments
Allspring Large Cap Value Portfolio (formerly, Allspring C&B Large Cap Value Portfolio) | 1

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Insurance: 3.23%
Allstate Corp.	14,600	$2,328,992
American International Group, Inc.	77,700	5,663,553
		7,992,545
Health care: 12.93%
Biotechnology: 1.41%
Vertex Pharmaceuticals, Inc.†	8,300	3,492,142
Health care equipment & supplies: 3.14%
Globus Medical, Inc. Class A†	52,500	2,834,475
Medtronic PLC	59,100	4,926,576
		7,761,051
Health care providers & services: 5.73%
Cigna Group	20,400	6,857,256
Humana, Inc.	11,100	3,888,552
Laboratory Corp. of America Holdings	15,900	3,431,697
		14,177,505
Pharmaceuticals: 2.65%
Merck & Co., Inc.	51,500	6,548,225
Industrials: 14.84%
Aerospace & defense: 3.34%
L3Harris Technologies, Inc.	21,900	4,635,354
RTX Corp.	40,400	3,622,668
		8,258,022
Commercial services & supplies: 2.49%
Waste Management, Inc.	29,900	6,148,935
Ground transportation: 2.56%
Canadian Pacific Kansas City Ltd.	74,600	6,341,746
Industrial conglomerates: 1.32%
Honeywell International, Inc.	16,400	3,259,172
Machinery: 0.94%
Caterpillar, Inc.	7,000	2,337,720
Trading companies & distributors: 4.19%
AerCap Holdings NV†	118,000	9,107,240
Ferguson PLC	5,900	1,247,555
		10,354,795
Information technology: 8.78%
IT services: 2.94%
Accenture PLC Class A	14,000	5,246,920
International Business Machines Corp.	11,000	2,035,330
		7,282,250
See accompanying notes to portfolio of investments
2 | Allspring Large Cap Value Portfolio (formerly, Allspring C&B Large Cap Value Portfolio)

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 2.71%
NXP Semiconductors NV	26,800	$6,692,764
Software: 3.13%
Cadence Design Systems, Inc.†	9,000	2,739,420
Microsoft Corp.	12,100	5,005,044
		7,744,464
Materials: 3.85%
Chemicals: 2.26%
Sherwin-Williams Co.	16,800	5,578,104
Construction materials: 1.59%
Vulcan Materials Co.	14,800	3,934,580
Real estate: 5.36%
Office REITs : 1.15%
Boston Properties, Inc.	44,100	2,854,152
Real estate management & development: 2.77%
CBRE Group, Inc. Class A†	74,600	6,854,994
Specialized REITs : 1.44%
Public Storage	12,500	3,548,375
Utilities: 2.90%
Electric utilities: 2.90%
NextEra Energy, Inc.	129,800	7,163,662
Total common stocks (Cost $209,237,066)		228,186,178

		Yield
Short-term investments: 7.61%
Investment companies: 7.61%
Allspring Government Money Market Fund Select Class♠∞		5.24%	18,827,184	18,827,184
Total short-term investments (Cost $18,827,184)				18,827,184
Total investments in securities (Cost $228,064,250)	99.87%			247,013,362
Other assets and liabilities, net	0.13			319,278
Total net assets	100.00%			$247,332,640

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Large Cap Value Portfolio (formerly, Allspring C&B Large Cap Value Portfolio) | 3

Portfolio of investments—February 29, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,079,661	$78,661,389	$(64,913,866)	$0	$0	$18,827,184	18,827,184	$262,079
See accompanying notes to portfolio of investments
4 | Allspring Large Cap Value Portfolio (formerly, Allspring C&B Large Cap Value Portfolio)

Notes to portfolio of investments—February 29, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$9,133,451	$0	$0	$9,133,451
Consumer discretionary	9,182,628	0	0	9,182,628
Consumer staples	17,636,964	0	0	17,636,964
Energy	16,435,200	0	0	16,435,200
Financials	55,465,277	0	0	55,465,277
Health care	31,978,923	0	0	31,978,923
Industrials	36,700,390	0	0	36,700,390
Information technology	21,719,478	0	0	21,719,478
Materials	9,512,684	0	0	9,512,684
Real estate	13,257,521	0	0	13,257,521
Utilities	7,163,662	0	0	7,163,662
Short-term investments
Investment companies	18,827,184	0	0	18,827,184
Total assets	$247,013,362	$0	$0	$247,013,362
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At February 29, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Large Cap Value Portfolio (formerly, Allspring C&B Large Cap Value Portfolio) | 5